TRANSACTION WITH RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 9 - TRANSACTION WITH RELATED PARTY

A.	During the period from inception (June 1, 2017) and up to the balance sheet date the CEO and major shareholder devoted to the Company approximately 10 hours per week. The expense incurred by the CEO and major shareholder on behalf and for the benefit of the Company for the three months ended March 31, 2019 and March 31, 2018 amounted to $9,450 in each period and was recorded as contribution to equity.

B.	The services described in Note 7 are provided by a related party. The related party is the son of the major shareholder and provides legal advice to the Company. As of March 31, 2019 and as of December 31, 2018 the liability amounted to $25,000 – see also Note 7.

C.	The Company leases its office space from its sole officer and director at no charge.

D.	As of March 31, 2019 the company has an outstanding note payable to the sole officer and director. - See Note 6.

A.	During the period from inception (June 1, 2017) and up to the balance sheet date the CEO and major shareholder devoted to the Company approximately 10 hours per week. The expense incurred by the CEO and major shareholder on behalf and for the benefit of the Company for the year ended December 31, 2018 amounted to $37,800 and $22,050 for the period from inception (June 1, 2017) to December 31, 2017 and was recorded as contribution to equity.

B.	The services described in note 7 are provided by a related party. The related party is the son of the major shareholder and provides legal advice to the Company. As of December 31, 2018 and as of December 31, 2017 the liability amounted to $25,000 – see also note 7.

C.	The Company leases its office space from its sole officer and director at no charge.

D.	As of December 31, 2018 the company has an outstanding note payable to the sole officer and director. - See Note 6.